Income Taxes	12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018
Reserve Quantities [Line Items]
Income Taxes

14.	Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory tax rate of 26.5% to the effective tax rate is as follows:

	2018	2017	2016
Net loss before recovery of income taxes	$516,323	$2,097,738	$13,531,587
Expected income tax (recovery) expense	(136,830)	(555,901)	(3,585,871)
Share based compensation and non-deductible expenses	80,740	302,853	—
Debt forgiveness	—	236,907	—
Non-taxable items and others	—	—	3,458,054
Change in tax benefits not recognized	56,090	16,141	127,817
Income tax (recovery) expense	$—	$—	$—

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2018	2017	2016
Non-capital losses carried forward - Canada	$5,370,460	$5,154,600	$1,313,096
Share issue costs	12,590	16,790	5,621
Capital losses carry forwards	—	—	28,070
Oil and gas interests	—	—	76,713
Unrecognized deferred tax asset	$5,383,050	$5,171,390	$1,423,500

The Company’s Canadian non-capital losses expire as follows:

2030	703,290
2031	648,310
2032	1,200,570
2033	870,780
2034	662,600
2035	258,560
2036	766,380
2037	44,120
2038	215,850
$5,370,460

Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Income Taxes

18.	Income Taxes

(i)	Income Tax Expense

The following table reconciles income taxes calculated at combined United States federal/state tax rates with the income tax recovery in the consolidated financial statements:

		2018
Income (loss) before income taxes		$(7,509,986)

Expected income tax recovery	27.60%	(2,072,756)
Loss (income) related to entities taxed as partnerships	(21.95)%	1,648,189
Temporary differences related to inventory valuation	0.32%	(24,262)
Non-deductible expenses	(0.39)%	29,378
Temporary differences related to cost of goods sold	(3.27)%	245,410
Unrealized gain on biological assets	1.99%	(149,413)
Losses and other deductions for which no benefit has been recognized	(4.30)%	323,454
Income tax expense	-	$-

(ii)	Deferred Taxes

The temporary differences that give rise to deferred income tax assets and deferred income tax liabilities are presented below:

	2018	2017
Deferred Tax Assets
Start-up costs	$200,231	$-
Inventory	48,498	-
Biological asset fair value adjustment	(149,955)	-
Net operating loss carry-forwards	335,701	-
Allowance for doubtful accounts	29,485	-
Deferred Tax Assets, gross	463,960	-

Deferred taxes not recognized	(463,960)	-
Net deferred tax assets	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not deductible for accounting purposes until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and have been offset against deferred income tax liabilities.

As the Company operates in the cannabis industry, it is subject to the limits of United States Internal Revenue Code Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under United States Internal Revenue Code Section 280E.

Federal and Oregon tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the United States Internal Revenue Code Section 382. The Company does not believe that a change in ownership, as defined by United States Internal Revenue Code Section 382, has occurred but a formal study has not been completed.